Treasury Risk Management - Summary of Derivative Cash Flow Hedges (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows		€ 2,254	€ 3,426
Foreign exchange cash outflows		(2,259)	(3,435)
Interest rate swaps cash inflows		4,406	4,420
Interest rate swaps cash outflows		(4,136)	(4,160)
Commodity contracts cash inflows		31
Commodity contracts cash outflows		(4)
Commodity contracts cash flows			(74)
Within 1 year [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows		2,254	3,426
Foreign exchange cash outflows		(2,259)	(3,435)
Interest rate swaps cash inflows		811	103
Interest rate swaps cash outflows		(756)	(23)
Commodity contracts cash inflows		31
Commodity contracts cash outflows		(4)
Commodity contracts cash flows			(74)
Due between 1 and 2 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows		442	795
Interest rate swaps cash outflows		(347)	(756)
Due between 2 and 3 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows		1,182	433
Interest rate swaps cash outflows		(1,147)	(347)
Due between 3 and 4 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows		536	1,158
Interest rate swaps cash outflows		(464)	(1,147)
Due between 4 and 5 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows		478	525
Interest rate swaps cash outflows		(473)	(464)
Later than 5 years [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Interest rate swaps cash inflows		957	1,406
Interest rate swaps cash outflows		(949)	(1,423)
Net carrying amount [Member]
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash outflows	[1]		14
Interest rate swaps cash outflows	[1]	(29)	(199)
Commodity contracts cash inflows	[1]	31
Commodity contracts cash outflows	[1]	€ (4)
Commodity contracts cash flows	[1]		€ (74)

[1]	See note 16C.